Income Tax: (Details 3)	Dec. 31, 2015 USD ($)
Income Tax Details 3 [Abstract]
US tax loss carryforward expiring 2018	$ 1,386,674
US tax loss carryforward expiring 2019	1,621,230
US tax loss carryforward expiring 2020	665,664
US tax loss carryforward expiring 2021	896,833
US tax loss carryforward expiring 2022	1,435,774
US tax loss carryforward expiring 2023	1,806,275
US tax loss carryforward expiring 2024	2,386,407
US tax loss carryforward expiring 2025	3,680,288
US tax loss carryforward expiring 2026	4,622,825
Canadian tax loss carryforward expiring 2026	1,888,381
US tax loss carryforward expiring 2027	6,033,603
Canadian tax loss carryforward expiring 2027	3,504,590
US tax loss carryforward expiring 2028	4,360,823
Canadian tax loss carryforward expiring 2028	13,357,899
US tax loss carryforward expiring 2029	1,769,963
Canadian tax loss carryforward expiring 2029	12,659,380
US tax loss carryforward expiring 2030	2,159,079
Canadian tax loss carryforward expiring 2030	15,639,960
US tax loss carryforward expiring 2031	3,216,024
Canadian tax loss carryforward expiring 2031	17,513,135
US tax loss carryforward expiring 2032	3,041,866
Canadian tax loss carryforward expiring 2032	5,080,758
US tax loss carryforward expiring 2033	5,532,290
Canadian tax loss carryforward expiring 2033	6,533,690
US tax loss carryforward expiring 2034	1,933,918
Canadian tax loss carryforward expiring 2034	8,559,155
US tax loss carryforward expiring 2035	2,099,507
Canadian tax loss carryforward expiring 2035	12,217,563
Total US tax loss carryforward	48,649,043
Total Canadian tax loss carryforward	$ 96,954,511